Information by business segment and geographic area (Details Narrative) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Information By Business Segment And Geographic Area
Transactions at market prices	$ 52	$ 87